PGIM AAA CLO Aggregate Duration ETF Expense Example - PGIM AAA CLO Aggregate Duration ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	$ 101